                                 LETTERHEAD OF
                           JEFFERSON PILOT FINANCIAL




VIA EDGAR


May 3, 2006


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D. C. 20549

Re: JPF Separate Account A of Jefferson Pilot Financial Insurance Company Post-Effective Amendment No. 25 on Form N-6 to Registration Statement on Form S-6 (File No. 33-7734)


Dear Commissioners:

Pursuant to Rule 497 (j) of the Securities Act of 1933, I hereby certify that:

(1) the form of the prospectus that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 25 on Form N-6 to Registration Statement on Form S-6 ("Post-Effective Amendment No. 25"); and

(2)  Post-Effective Amendment No. 25 was filed electronically on April 28, 2006.


If you have any questions, please call me at (603) 226-5105. Thank you.


                                                 Sincerely,


                                                 /s/ Frederick C. Tedeschi

                                                 Frederick C. Tedeschi
                                                 Vice President and Associate
                                                        General Counsel